Employee costs - Summary of Compensation of the Directors and Senior Management (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term employee benefits expense [abstract]
Wages and salaries	£ 32	£ 37	£ 31
Social security costs	6	4	5
Pension and other post-employment costs	1	1	2
Cost of share-based incentive plans	38	32	28
Key management personnel compensation	£ 77	£ 74	£ 66